Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

Three months ended March 31, 2019
(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$57,000

ROU assets obtained in exchange for lease obligations
Operating leases	$20,000

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

March 31, 2019
(Unaudited)

Operating lease right-of-use assets	$587,000

Current portion of operating lease liabilities	$191,000
Operating lease liabilities, net of current portion	406,000
Total operating lease liabilities	$597,000

Weighted average remaining lease term, operating leases	3.2 years

Weighted average discount rate, operating leases	8.0%

Schedule of Maturities of Lease Liabilities

As of March 31, 2019, maturities of lease liabilities were as follows:

2019 (excluding the three months ended March 31, 2019)	$171,000
2020	218,000
2021	147,000
2022	136,000
Total future minimum lease payments	672,000
Less imputed interest	(75,000)
Total	$597,000